Prepaid Expenses and Other (Tables)	6 Months Ended
Jul. 31, 2025
Prepaid Expenses and Other
Schedule of prepaid expenses and other

	July 31,	January 31,
	2025	2025
Prepaid expenses	19,313	18,457
Equity derivative contracts (Note 4)	19,766	26,372
Inventory	534	715
	39,613	45,544